FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2024
Financial Instruments [Abstract]
Schedule of Hedging Instruments
The following table provides the partnership’s outstanding derivatives that are designated as cash flow hedges of variability in interest rates associated with forecasted fixed rate financings and existing variable rate debt as of June 30, 2024 and December 31, 2023:

(US$ Millions)	Hedging item	Notional	Rates	Maturity dates	Fair value
Jun. 30, 2024	Interest rate caps of US$ SOFR debt	$10,241	1.0% - 6.9%	Jul. 2024 - Jul. 2026	$60
	Interest rate swaps of US$ SOFR debt	3,927	3.9% - 5.2%	Sep. 2024 - Mar. 2027	11
	Interest rate caps of £ SONIA debt	1,765	1.0% - 7.0%	Jul. 2024 - Apr. 2025	26
	Interest rate swaps of £ SONIA debt	909	2.7% - 4.3%	Jul. 2024 - Oct. 2028	1
	Interest rate caps of € EURIBOR debt	3,754	0.5% - 5.0%	Sep. 2024 - Apr. 2030	40
	Interest rate swaps of € EURIBOR debt	1,317	0.5% - 4.0%	Aug. 2025 - Jun. 2031	23
	Interest rate swaps of AUD BBSW/BBSY debt	811	3.9% - 4.5%	Sep. 2024 - Nov. 2028	2
	Other interest rate derivatives	301	4.5% - 11.7%	Aug. 2025 - Dec. 2027	—
Dec. 31, 2023	Interest rate caps of US$ SOFR debt	$8,530	1.0% - 6.0%	Jan. 2024 - Mar. 2025	$70
	Interest rate swaps of US$ SOFR debt	7,729	3.3% - 5.2%	Aug. 2024 - Mar. 2027	41
	Interest rate caps of £ SONIA debt	1,750	1.0% - 7.0%	Apr. 2024 - Apr. 2025	40
	Interest rate swaps of £ SONIA debt	915	2.7% - 4.3%	Jan. 2024 - Oct. 2028	11
	Interest rate caps of € EURIBOR debt	3,190	0.3% - 5.0%	Mar. 2024 - Apr. 2030	51
	Interest rate caps of € ESTR debt	390	1.9%	Jan. 2024 - Oct. 2024	4
	Interest rate swaps of € EURIBOR debt	1,267	0.5% - 4.0%	Sep. 2025 - Apr. 2030	6
	Interest rate swaps of AUD BBSW/BBSY debt	724	3.9% - 4.5%	Sep. 2024 - Nov. 2028	(3)
	Other interest rate derivatives	312	4.5% - 9.8%	Aug. 2025 - Dec. 2027	—
The following table provides the partnership’s outstanding derivatives that are designated as net investments of foreign subsidiaries or foreign currency cash flow hedges as of June 30, 2024 and December 31, 2023:

(US$ Millions)	Hedging item		Notional	Rates	Maturity dates	Fair value
Jun. 30, 2024	Net investment hedges	€	$3,402	€0.89/$ - €0.98/$	Jul. 2024 - May 2029	$(162)
	Net investment hedges		£2,395	£0.78/$ - £0.93/$	Jul. 2024 - Sep. 2027	(306)
	Net investment hedges	A$	172	A$1.49/$ - A$1.50/$	Aug. 2024 - Nov. 2025	(8)
	Net investment hedges	C¥	—	C¥6.59/$ - C¥6.77/$	Mar. 2025	(2)
	Net investment hedges	R$	7,139	R$5.14/$ - R$7.64/$	Jul. 2024 - Jun. 2027	(2)
	Net investment hedges	₩	774,244	₩1,214.55/$ - ₩1,410.00/$	Sep. 2024 - Oct. 2025	6
	Net investment hedges	Rs	70,227	Rs83.39/$ - Rs89.84/$	Jul. 2024 - Feb. 2027	(25)
	Net investment hedges	HKD	903	HKD7.81/$	Oct. 2024 - Jun. 2027	1
	Net investment hedges		£291	£0.87/€	Jul. 2025	5
	Net investment hedges	C$	176	C$1.34/$ - C$1.37/$	Jul. 2024 - Mar. 2027	—
	Net investment hedges	AED	41	AED3.67/$	May 2025	—
	Net investment hedges	CNH	4,095	CNH6.49/$ - CNH7.28/$	Jul. 2024 - Feb. 2027	14
	Net investment hedges	SEK	2,118	SEK10.09/$ - SEK10.55/$	Sep. 2024 - Mar. 2027	(1)
	Cross currency swaps of C$ LIBOR debt	C$	1,900	C$1.25/$ - C$1.34/$	Aug. 2025 - Feb. 2028	(50)
Dec. 31, 2023	Net investment hedges	€	$3,026	€0.89/$ - €0.98/$	Feb. 2024 - Dec. 2026	$(293)
	Net investment hedges		£1,758	£0.77/$ - £0.93/$	Jan. 2024 - Dec. 2026	(334)
	Net investment hedges	A$	230	A$1.48/$ - A$1.51/$	Feb. 2024 - Nov. 2025	(9)
	Net investment hedges	C¥	—	C¥6.59/$ - C¥6.77/$	Mar. 2025	(2)
	Net investment hedges	R$	9,351	R$4.92 - R$7.37/$	Jan. 2024 - Oct. 2026	(173)
	Net investment hedges	₩	820,473	₩1,214.55/$ - ₩1,410.00/$	Jun. 2024 - Jan. 2025	(19)
	Net investment hedges	Rs	69,151	Rs81.82/$ - Rs89.84/$	Jan. 2024 - May. 2026	(19)
	Net investment hedges	HKD	709	HKD7.75/$ - HKD7.84/$	Mar. 2024 - Apr. 2026	—
	Net investment hedges		£375	£0.86/€	Jul. 2024	(4)
	Net investment hedges	CNH	4,022	CNH6.54/$ - CNH7.02/$	Jun. 2024 - Oct. 2026	1
	Net investment hedges	SEK	1,953	SEK10.03/€ - SEK11.01/€	Sep. 2024 - Nov. 2026	(10)
	Net investment hedges	C$	18	C$1.28/$ - C$1.34/$	Oct. 2024 - Jan. 2025	—
	Cross currency swaps of C$ LIBOR debt	C$	2,500	C$1.25/$ - C1.34/$	Mar. 2024 - Feb. 2028	(16)

Schedule of Other Derivatives
The following table presents details of the partnership’s other derivatives, not designated as hedges for accounting purposes, that have been entered into to manage financial risks as of June 30, 2024 and December 31, 2023:

(US$ Millions)	Derivative type	Notional	Rates	Maturity dates	Fair value
Jun. 30, 2024	Interest rate caps	$19,557	1.0% - 9.9%	Jul. 2024 - Feb. 2027	$(22)
	Interest rate swaps on forecasted fixed rate debt	75	5.3%	Jun. 2028 - Jun. 2030	(19)
	Interest rate swaps of US$ debt	1,899	3.3% - 5.0%	Mar. 2025 - Mar. 2028	14
Dec. 31, 2023	Interest rate caps	$20,706	1.0% - 9.9%	Jan. 2024 - Aug. 2026	$(32)
	Interest rate swaps on forecasted fixed rate debt	75	5.3%	Jun. 2028 - Jun. 2030	(21)
	Interest rate swaps of US$ debt	1,597	3.3% - 4.1%	Mar. 2025 - Mar. 2028	19

Schedule of Financial Assets
The following table outlines the classification and measurement basis, and related fair value for disclosures, of the financial assets and liabilities in the interim condensed consolidated financial statements:

		Jun. 30, 2024		Dec. 31, 2023
(US$ Millions)	Classification and measurement basis	Carrying value	Fair value	Carrying value	Fair value
Financial assets
Loans and notes receivable	Amortized cost	$1,663	$1,663	$1,792	$1,792
Other non-current assets
Securities - FVTPL	FVTPL	3,232	3,232	3,240	3,240
Derivative assets	FVTPL	138	138	192	192
Accounts receivable	Amortized cost	47	47	43	43
Securities - FVTOCI	FVTOCI	36	36	61	61
Other marketable securities	Amortized cost	28	28	28	28
Restricted cash	Amortized cost	568	568	581	581
Current assets
Loans receivable in foreclosure(1)	FVTPL	—	—	622	622
Securities - FVTOCI	FVTOCI	32	32	25	25
Derivative assets	FVTPL	523	523	299	299
Accounts receivable(2)	Amortized cost	941	941	1,355	1,355
Restricted cash	Amortized cost	319	319	326	326
Cash and cash equivalents	Amortized cost	2,401	2,401	2,341	2,341
Total financial assets		$9,928	$9,928	$10,905	$10,905
Financial liabilities
Debt obligations(3)	Amortized cost	68,581	68,216	68,712	68,291
Capital securities	Amortized cost	2,939	2,939	2,646	2,646
Capital securities - fund subsidiaries	FVTPL	140	140	189	189
Other non-current liabilities
Loan payable	FVTPL	27	27	28	28
Accounts payable	Amortized cost	704	704	694	694
Derivative liabilities	FVTPL	347	347	185	185
Accounts payable and other liabilities
Accounts payable and other(4)	Amortized cost	3,104	3,104	3,216	3,216
Loans and notes payable	Amortized cost	2,226	2,226	963	963
Derivative liabilities	FVTPL	688	688	977	977
Total financial liabilities		$78,756	$78,391	$77,610	$77,189
(1)The prior year includes loans secured by a portfolio of 75 multifamily assets in San Francisco in foreclosure. In the six months ended June 30, 2024, these assets were acquired out of foreclosure and are subsequently being reported in investment properties on the condensed consolidated balance sheet.
(2)Includes other receivables associated with assets classified as held for sale on the condensed consolidated balance sheet in the amount of $125 million and $50 million as of June 30, 2024 and December 31, 2023, respectively.
(3)Includes debt obligations associated with assets classified as held for sale on the condensed consolidated balance sheet in the amount of nil and nil as of June 30, 2024 and December 31, 2023, respectively.
(4)Includes accounts payable and other liabilities associated with assets classified as held for sale on the condensed consolidated balance sheet in the amount of $169 million and $57 million as of June 30, 2024 and December 31, 2023, respectively.
The following table outlines financial assets and liabilities measured at fair value in the consolidated financial statements and the level of the inputs used to determine those fair values in the context of the hierarchy as defined above:

	Jun. 30, 2024				Dec. 31, 2023
(US$ Millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets
Securities - FVTPL	10	904	2,318	3,232	36	904	2,923	3,863
Securities - FVTOCI	21	—	47	68	24	—	62	86
Derivative assets	—	660	1	661	3	486	2	491
Total financial assets	$31	$1,564	$2,366	$3,961	$63	$1,390	$2,987	$4,440

Financial liabilities
Capital securities - fund subsidiaries	—	—	140	140	—	—	189	189
Derivative liabilities	—	1,035	—	1,035	—	1,162	—	1,162
Loan payable	—	27	—	27	—	28	—	28
Total financial liabilities	$—	$1,062	$140	$1,202	$—	$1,190	$189	$1,379

Schedule of Financial Liabilities
The following table outlines the classification and measurement basis, and related fair value for disclosures, of the financial assets and liabilities in the interim condensed consolidated financial statements:

		Jun. 30, 2024		Dec. 31, 2023
(US$ Millions)	Classification and measurement basis	Carrying value	Fair value	Carrying value	Fair value
Financial assets
Loans and notes receivable	Amortized cost	$1,663	$1,663	$1,792	$1,792
Other non-current assets
Securities - FVTPL	FVTPL	3,232	3,232	3,240	3,240
Derivative assets	FVTPL	138	138	192	192
Accounts receivable	Amortized cost	47	47	43	43
Securities - FVTOCI	FVTOCI	36	36	61	61
Other marketable securities	Amortized cost	28	28	28	28
Restricted cash	Amortized cost	568	568	581	581
Current assets
Loans receivable in foreclosure(1)	FVTPL	—	—	622	622
Securities - FVTOCI	FVTOCI	32	32	25	25
Derivative assets	FVTPL	523	523	299	299
Accounts receivable(2)	Amortized cost	941	941	1,355	1,355
Restricted cash	Amortized cost	319	319	326	326
Cash and cash equivalents	Amortized cost	2,401	2,401	2,341	2,341
Total financial assets		$9,928	$9,928	$10,905	$10,905
Financial liabilities
Debt obligations(3)	Amortized cost	68,581	68,216	68,712	68,291
Capital securities	Amortized cost	2,939	2,939	2,646	2,646
Capital securities - fund subsidiaries	FVTPL	140	140	189	189
Other non-current liabilities
Loan payable	FVTPL	27	27	28	28
Accounts payable	Amortized cost	704	704	694	694
Derivative liabilities	FVTPL	347	347	185	185
Accounts payable and other liabilities
Accounts payable and other(4)	Amortized cost	3,104	3,104	3,216	3,216
Loans and notes payable	Amortized cost	2,226	2,226	963	963
Derivative liabilities	FVTPL	688	688	977	977
Total financial liabilities		$78,756	$78,391	$77,610	$77,189
(1)The prior year includes loans secured by a portfolio of 75 multifamily assets in San Francisco in foreclosure. In the six months ended June 30, 2024, these assets were acquired out of foreclosure and are subsequently being reported in investment properties on the condensed consolidated balance sheet.
(2)Includes other receivables associated with assets classified as held for sale on the condensed consolidated balance sheet in the amount of $125 million and $50 million as of June 30, 2024 and December 31, 2023, respectively.
(3)Includes debt obligations associated with assets classified as held for sale on the condensed consolidated balance sheet in the amount of nil and nil as of June 30, 2024 and December 31, 2023, respectively.
(4)Includes accounts payable and other liabilities associated with assets classified as held for sale on the condensed consolidated balance sheet in the amount of $169 million and $57 million as of June 30, 2024 and December 31, 2023, respectively.
The following table outlines financial assets and liabilities measured at fair value in the consolidated financial statements and the level of the inputs used to determine those fair values in the context of the hierarchy as defined above:

	Jun. 30, 2024				Dec. 31, 2023
(US$ Millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Financial assets
Securities - FVTPL	10	904	2,318	3,232	36	904	2,923	3,863
Securities - FVTOCI	21	—	47	68	24	—	62	86
Derivative assets	—	660	1	661	3	486	2	491
Total financial assets	$31	$1,564	$2,366	$3,961	$63	$1,390	$2,987	$4,440

Financial liabilities
Capital securities - fund subsidiaries	—	—	140	140	—	—	189	189
Derivative liabilities	—	1,035	—	1,035	—	1,162	—	1,162
Loan payable	—	27	—	27	—	28	—	28
Total financial liabilities	$—	$1,062	$140	$1,202	$—	$1,190	$189	$1,379

Schedule of Fair Value Measurement of Assets
The following table presents the partnership’s investment properties measured at fair value in the condensed consolidated financial statements and the level of the inputs used to determine those fair values in the context of the hierarchy as defined in Note 2(h) in the consolidated financial statements as of December 31, 2023:

	Jun. 30, 2024				Dec. 31, 2023
			Level 3				Level 3
(US$ Millions)	Level 1	Level 2	Commercial properties	Commercial developments	Level 1	Level 2	Commercial properties	Commercial developments
Office	$—	$—	$19,433	$944	$—	$—	$20,194	$859
Retail	—	—	19,190	69	—	—	19,385	67
LP Investments	—	—	41,000	4,565	—	—	38,120	4,290
Total	$—	$—	$79,623	$5,578	$—	$—	$77,699	$5,216
The following table presents the change in the balance of financial assets and financial liabilities accounted for at fair value categorized as Level 3 as of June 30, 2024 and December 31, 2023:

	Jun. 30, 2024		Dec. 31, 2023
(US$ Millions)	Financial assets	Financial liabilities	Financial assets	Financial liabilities
Balance, beginning of period	$2,987	$189	$2,250	$577
Acquisitions	152	—	303	—
Dispositions	(20)	—	(29)	—
Fair value (losses) gains, net and OCI	(134)	(48)	454	(408)
Acquisition of Foreign Investments	—	—	22	—
Other	(619)	(1)	(13)	20
Balance, end of period	$2,366	$140	$2,987	$189

Schedule of Fair Value Measurement of Liabilities
The following table presents the change in the balance of financial assets and financial liabilities accounted for at fair value categorized as Level 3 as of June 30, 2024 and December 31, 2023:

	Jun. 30, 2024		Dec. 31, 2023
(US$ Millions)	Financial assets	Financial liabilities	Financial assets	Financial liabilities
Balance, beginning of period	$2,987	$189	$2,250	$577
Acquisitions	152	—	303	—
Dispositions	(20)	—	(29)	—
Fair value (losses) gains, net and OCI	(134)	(48)	454	(408)
Acquisition of Foreign Investments	—	—	22	—
Other	(619)	(1)	(13)	20
Balance, end of period	$2,366	$140	$2,987	$189